As filed with the Securities and Exchange Commission on November 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS - 94.50%
	ADVERTISING - 2.76%
3,139,900	Lamar Advertising Company Class A (f)	$154,640,075
	AEROSPACE & DEFENSE - 2.00%
1,336,000	B/E Aerospace, Inc. (a)(f)	112,143,840
	ALTERNATIVE CARRIERS - 0.20%
270,708	tw telecom, Inc. (a)(h)	11,264,160
	APPLICATION SOFTWARE - 2.67%
1,181,752	Concur Technologies, Inc. (a)(e)	149,869,789
	AUTO PARTS & EQUIPMENT - 4.02%
2,226,837	TRW Automotive Holdings Corporation (a)(f)	225,467,246
	AUTOMOBILE MANUFACTURERS - 1.78%
3,121,100	General Motors Company (e)	99,687,934
	BROADCASTING & CABLE TV - 1.49%
1,563,199	CBS Corporation Class B (f)	83,631,146
	CABLE & SATELLITE TV - 12.31%
2,807,102	DIRECTV (a)(e)	242,870,465
1,169,100	DISH Network Corporation Class A (a)(f)	75,500,478
345,145	Liberty Global plc Series C (a)(b)(g)	14,156,122
31,863,351	Sirius XM Holdings, Inc. (a)(f)	111,203,095
1,723,398	Time Warner Cable, Inc. (f)	247,290,379
		691,020,539
	CASINOS & GAMING - 0.69%
2,309,462	International Game Technology	38,960,624
	COAL & CONSUMABLE FUELS - 0.01%
19,900	CONSOL Energy, Inc.	753,414
	CONSTRUCTION & ENGINEERING - 0.71%
701,492	Foster Wheeler AG (b)	22,181,177
311,015	URS Corporation	17,917,574
		40,098,751
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.29%
698,500	The Manitowoc Company, Inc.	16,379,825
	CONSUMER FINANCE - 1.06%
2,352,688	Navient Corporation	41,666,105
2,083,261	SLM Corporation	17,832,714
		59,498,819
	DIVERSIFIED BANKS - 0.16%
587,358	Wing Hang Bank, Ltd. (b)(d)(k)	9,213,340
	DIVERSIFIED CHEMICALS - 5.06%
1,630,500	The Dow Chemical Company (f)	85,503,420
857,800	E.I. Du Pont de Nemours & Company	61,555,728
5,270,704	Huntsman Corporation (f)	136,985,597
		284,044,745
	DIVERSIFIED SUPPORT SERVICES - 0.02%
27,600	Iron Mountain, Inc.	901,140
	DRUG RETAIL - 0.37%
349,600	Walgreen Company	20,720,792
	FOOD RETAIL - 1.03%
1,689,374	Safeway, Inc.	57,945,528
	GENERAL MERCHANDISE STORES - 1.35%
979,211	Family Dollar Stores, Inc. (f)	75,634,258
	GOLD - 0.61%
1,487,484	Newmont Mining Corporation	34,286,506
	HEALTH CARE EQUIPMENT - 4.51%
2,926,076	Covidien plc (b)(e)	253,134,835
	INDUSTRIAL MACHINERY - 0.19%
249,500	The Timken Company	10,576,305
	INTEGRATED OIL & GAS - 5.27%
944,900	BP plc - ADR	41,528,355
1,590,500	Hess Corporation (f)	150,015,960
1,086,000	Occidental Petroleum Corporation (f)	104,418,900
		295,963,215
	INTEGRATED TELECOMMUNICATION SERVICES - 0.10%
114,700	Verizon Communications, Inc.	5,733,853
	INTERNET SOFTWARE & SERVICES - 2.36%
199,000	eBay, Inc. (a)	11,269,370
318,700	Equinix, Inc. (a)(e)	67,717,376
1,306,700	Yahoo!, Inc. (a)	53,248,025
		132,234,771
	LEISURE FACILITIES - 0.22%
248,500	LIFE TIME FITNESS, Inc. (a)	12,534,340
	LIFE & HEALTH INSURANCE - 0.84%
681,723	Protective Life Corporation	47,318,393
	LIFE SCIENCES TOOLS & SERVICES - 0.90%
883,300	Agilent Technologies, Inc.	50,330,434
	MOVIES & ENTERTAINMENT - 0.09%
1,000	SFX Entertainment, Inc. (a)	5,020
66,500	Time Warner, Inc.	5,001,465
		5,006,485
	MULTI-LINE INSURANCE - 2.96%
3,073,887	American International Group, Inc. (f)	166,051,376
	MULTI-UTILITIES - 0.26%
588,100	CenterPoint Energy, Inc.	14,390,807
	OIL & GAS DRILLING - 0.64%
370,500	Ensco plc Class A (b)	15,305,355
929,377	Noble Corporation plc (b)	20,650,757
		35,956,112

	OIL & GAS EQUIPMENT & SERVICES - 2.25%
1,532,412	Dresser-Rand Group, Inc. (a)(f)	126,056,211
	OIL & GAS EXPLORATION & PRODUCTION - 3.66%
1,137,900	Anadarko Petroleum Corporation (f)	115,428,576
121,495	Kodiak Oil & Gas Corporation (a)(b)	1,648,687
2,872,100	QEP Resources, Inc. (f)	88,403,238
		205,480,501
	OIL & GAS STORAGE & TRANSPORTATION - 3.18%
1,166,851	Kinder Morgan Energy Partners, L.P. (f)	108,843,861
1,256,800	The Williams Companies, Inc.	69,563,880
		178,407,741
	PAPER PACKAGING - 1.21%
795,600	MeadWestvaco Corporation	32,571,864
738,700	Rock Tenn Company Class A	35,147,346
		67,719,210
	PAPER PRODUCTS - 2.30%
2,699,300	International Paper Company (f)	128,864,582
	PHARMACEUTICALS - 9.02%
1,291,347	Allergan, Inc. (f)	230,105,122
2,725,969	Pfizer, Inc. (f)	80,606,903
754,208	Shire plc - ADR (f)	195,377,583
		506,089,608
	REGIONAL BANKS - 0.24%
1,305,084	Investors Bancorp, Inc. (g)	13,220,501
	REITS - 2.09%
2,914,775	Equity Commonwealth (f)	74,938,865
1,581,506	Starwood Property Trust, Inc.	34,729,872
288,499	Starwood Waypoint Residential Trust	7,503,859
		117,172,596
	RESTAURANTS - 1.83%
1,306,822	Tim Hortons, Inc. (b)(e)	102,990,642
	SEMICONDUCTOR EQUIPMENT - 1.65%
5,691,999	Tokyo Electron Ltd. - ADR (e)	92,779,584
	SEMICONDUCTORS - 1.70%
1,382,435	International Rectifier Corporation (a)	54,246,750
2,171,261	TriQuint Semiconductor, Inc. (a)	41,405,947
		95,652,697
	SPECIALIZED CONSUMER SERVICES - 0.87%
1,582,600	H&R Block, Inc.	49,076,426
	SPECIALTY CHEMICALS - 1.98%
1,509,400	Chemtura Corporation (a)	35,214,302
556,661	Sigma-Aldrich Corporation	75,711,463
		110,925,765
	THRIFTS & MORTGAGE FINANCE - 1.64%
156,415	Beneficial Mutual Bancorp, Inc. (a)	1,998,984
9,239,441	Hudson City Bancorp, Inc.	89,807,366
		91,806,350
	TOBACCO - 0.30%
283,900	Lorillard, Inc.	17,008,449
	TRADING COMPANIES & DISTRIBUTORS - 0.03%
31,810	Veritiv Corporation (a)	1,592,408
	TRUCKING - 0.90%
1,988,077	Hertz Global Holdings, Inc. (a)	50,477,275
	WIRELESS TELECOMMUNICATION SERVICES - 2.72%
1,840,706	Sprint Corporation (a)	11,670,076
3,323,690	T-Mobile U.S., Inc. (a)(f)	95,954,930
1,370,525	Vodafone Group plc - ADR	45,076,567
		152,701,573
	TOTAL COMMON STOCKS
	(Cost $5,179,001,809)	5,303,415,516

CONTINGENT VALUE RIGHTS - 0.00%
77,699	Leap Wireless International, Inc. (a)(d)(k)	184,535
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $0)	184,535

Principal Amount
CONVERTIBLE BONDS - 0.84%
	Concur Technologies, Inc.
$35,851,000	0.500%, 6/15/2018	46,964,810
	TOTAL CONVERTIBLE BONDS
	(Cost $46,888,107)	46,964,810

CORPORATE BONDS - 3.52%
	B/E Aerospace, Inc.
44,400,000	5.250%, 4/1/2022	48,063,000
	Dresser-Rand Group, Inc.
945,000	6.500%, 5/1/2021	1,022,962
	Drill Rigs Holdings, Inc.
25,506,000	6.500%, 10/1/2017 (Acquired 5/27/14 through 5/28/14, cost $26,491,211) (b)(i)	25,506,000
	Gentiva Health Services, Inc.
43,682,000	11.500%, 9/1/2018	46,466,728
	MetroPCS Wireless, Inc.
10,338,000	6.625%, 11/15/2020	10,661,063
	Nuveen Investments, Inc.
37,106,000	9.500%, 10/15/2020 (Acquired 4/17/14 through 7/15/14, cost $43,943,468) (i)	43,228,490
	tw telecom holdings, Inc.
19,156,000	5.375%, 10/1/2022	20,664,535
1,894,000	6.375%, 9/1/2023	2,126,015
	TOTAL CORPORATE BONDS
	(Cost $200,585,920)	197,738,793

MUNICIPAL BONDS - 0.11%
	Louisiana Public Facilities
5,984,000	9.750%, 8/1/2015	5,984,000
	TOTAL MUNICIPAL BONDS
	(Cost $5,984,000)	5,984,000

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 1.37%
	Agilent Technologies, Inc.
7,067	Expiration: November 2014, Exercise Price: $45.00	77,737
	Allergan, Inc.
1,523	Expiration: October 2014, Exercise Price: $145.00	38,075
1,992	Expiration: November 2014, Exercise Price: $145.00	119,520
	Alstom SA
5,199	Expiration: November 2014, Exercise Price: EUR 24.00 (j)	39,398
	American International Group, Inc.
26,579	Expiration: November 2014, Exercise Price: $45.00	345,527
	Anadarko Petroleum Corporation
7,624	Expiration: November 2014, Exercise Price: $87.50	533,680
	B/E Aerospace, Inc.
1,084	Expiration: October 2014, Exercise Price: $70.00	10,840
1,943	Expiration: October 2014, Exercise Price: $75.00	19,430
6,085	Expiration: October 2014, Exercise Price: $80.00	200,805
	Barrick Gold Corporation
3,768	Expiration: October 2014, Exercise Price: $20.00	2,012,112
	Bayer AG
1,346	Expiration: November 2014, Exercise Price: EUR 100.00 (j)	125,805
	BP plc - ADR
1,843	Expiration: October 2014, Exercise Price: $45.00	239,590
1,840	Expiration: October 2014, Exercise Price: $46.00	410,320
1,706	Expiration: October 2014, Exercise Price: $47.00	537,390
	Burger King Worldwide, Inc.
47	Expiration: January 2015, Exercise Price: $39.00	51,700
6,887	Expiration: January 2015, Exercise Price: $40.00	8,229,965
	CBS Corporation Class B
5,532	Expiration: December 2014, Exercise Price: $52.50	1,272,360
	CenterPoint Energy, Inc.
4,117	Expiration: November 2014, Exercise Price: $21.00	20,585
	Chemtura Corporation
4,515	Expiration: December 2014, Exercise Price: $20.00	79,012
6,021	Expiration: December 2014, Exercise Price: $22.50	451,575
	CONSOL Energy, Inc.
132	Expiration: October 2014, Exercise Price: $39.00	19,866
	DISH Network Corporation Class A
7,308	Expiration: January 2015, Exercise Price: $52.50	475,020
1,917	Expiration: January 2015, Exercise Price: $55.00	191,700
	Expiration: January 2015, Exercise Price: $55.00
12,228	Expiration: December 2014, Exercise Price: $49.00	1,161,660
	Dresser-Rand Group, Inc.
1,115	Expiration: December 2014, Exercise Price: $70.00	8,362
	E.I. Du Pont de Nemours & Company
5,133	Expiration: October 2014, Exercise Price: $55.00	10,266
1,166	Expiration: October 2014, Exercise Price: $57.50	2,332
	eBay, Inc.
1,791	Expiration: December 2014, Exercise Price: $50.00	94,923
	Ensco plc Class A
2,964	Expiration: October 2014, Exercise Price: $42.00	407,550
	Equinix, Inc.
2,549	Expiration: December 2014, Exercise Price: $200.00	1,134,305
	H&R Block, Inc.
9,171	Expiration: January 2015, Exercise Price: $28.00	596,115
3,053	Expiration: January 2015, Exercise Price: $29.00	290,035
	Hertz Global Holdings, Inc.
205	Expiration: October 2014, Exercise Price: $27.00	39,565
1,479	Expiration: December 2014, Exercise Price: $22.00	88,740
3,730	Expiration: December 2014, Exercise Price: $23.00	242,450
5,026	Expiration: December 2014, Exercise Price: $24.00	577,990
4,890	Expiration: December 2014, Exercise Price: $27.00	1,295,850
	Hess Corporation
10,656	Expiration: October 2014, Exercise Price: $90.00	543,456
	Huntsman Corporation
13,435	Expiration: November 2014, Exercise Price: $23.00	268,700
31,379	Expiration: November 2014, Exercise Price: $24.00	1,255,160
	International Paper Company
9,209	Expiration: October 2014, Exercise Price: $40.00	69,068
2,656	Expiration: October 2014, Exercise Price: $41.00	25,232
9,115	Expiration: January 2015, Exercise Price: $45.00	1,171,277
	Iron Mountain, Inc.
4,719	Expiration: October 2014, Exercise Price: $20.00	58,988
	Kinder Morgan, Inc.
9,950	Expiration: January 2015, Exercise Price: $50.00	12,263,375
15,470	Expiration: January 2015, Exercise Price: $55.00	26,763,100
	Lamar Advertising Company Class A
24,133	Expiration: October 2014, Exercise Price: $45.00	301,663
	LIFE TIME FITNESS, Inc.
1,988	Expiration: October 2014, Exercise Price: $40.00	44,730
	Mallinckrodt plc
1,742	Expiration: October 2014, Exercise Price: $60.00	4,355
	MeadWestvaco Corporation
7,956	Expiration: December 2014, Exercise Price: $37.50	397,800
	Occidental Petroleum Corporation
7,641	Expiration: November 2014, Exercise Price: $87.50	481,383
	Pfizer, Inc.
1,438	Expiration: December 2014, Exercise Price: $26.00	20,132

	QEP Resources, Inc.
21,541	Expiration: December 2014, Exercise Price: $29.00	1,723,280
	Rock Tenn Company Class A
2,308	Expiration: January 2015, Exercise Price: $40.00	98,090
4,052	Expiration: January 2015, Exercise Price: $45.00	668,580
	Shire plc - ADR
356	Expiration: October 2014, Exercise Price: $210.00	24,030
	SLM Corporation
17,237	Expiration: October 2014, Exercise Price: $21.00	34,474
	SPDR S&P 500 ETF Trust
1,861	Expiration: October 2014, Exercise Price: $196.00	388,949
5,122	Expiration: October 2014, Exercise Price: $197.00	1,249,768
3,256	Expiration: November 2014, Exercise Price: $199.00	1,634,512
5,588	Expiration: December 2014, Exercise Price: $175.00	676,148
5,588	Expiration: December 2014, Exercise Price: $195.00	2,749,296
	Sprint Corporation
12,148	Expiration: November 2014, Exercise Price: $3.00	12,148
	Time Warner Cable, Inc.
333	Expiration: October 2014, Exercise Price: $70.00	8,658
	The Timken Company
2,371	Expiration: December 2014, Exercise Price: $40.00	284,520
	T-Mobile U.S., Inc.
25,619	Expiration: November 2014, Exercise Price: $26.00	1,332,188
2,820	Expiration: November 2014, Exercise Price: $28.00	318,660
	Verizon Communications, Inc.
918	Expiration: October 2014, Exercise Price: $46.00	4,590
	Vodafone Group plc - ADR
1,641	Expiration: October 2014, Exercise Price: $32.00	42,666
751	Expiration: October 2014, Exercise Price: $33.00	57,076
	Walgreen Company
3,146	Expiration: November 2014, Exercise Price: $55.00	184,041
	The Williams Companies, Inc.
5,135	Expiration: October 2014, Exercise Price: $50.00	56,485
1,381	Expiration: November 2014, Exercise Price: $50.00	71,122
1,013	Expiration: January 2015, Exercise Price: $46.00	49,637
1,422	Expiration: January 2015, Exercise Price: $50.00	153,576
	Yahoo!, Inc.
8,425	Expiration: October 2014, Exercise Price: $32.00	16,850
2,968	Expiration: October 2014, Exercise Price: $34.00	8,904
607	Expiration: November 2014, Exercise Price: $34.00	12,747
	TOTAL PURCHASED PUT OPTIONS
	(Cost $78,622,031)	76,981,569

Principal Amount
ESCROW NOTES - 0.03%
$1,243,406	AMR Corporation (a)(d)(k)	1,865,109
	TOTAL ESCROW NOTES
	(Cost $679,555)	1,865,109

Shares
SHORT-TERM INVESTMENTS - 1.08%
60,730,850	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)	60,730,850
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $60,730,850)	60,730,850
	TOTAL INVESTMENTS - 101.45%
	(Cost $5,572,492,272) (l)	$5,693,865,182

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2014.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2014, these securities represented 1.22% of total net assets.
(j)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.
(k)	Level 3 Security. Please see footnote (m) on the schedule of investments for more information.
(l)	The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$5,623,985,240
Gross unrealized appreciation	295,912,011
Gross unrealized depreciation	(226,032,069)
Net unrealized appreciation	$69,879,942

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(m)
Investment Valuation - The following is a summary of the Fund's pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value(NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. If such a security does not trade on a particular day, then the mean between the closing bid and asked prices will be used. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the bid and asked prices provided by a third party is used. These are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price. If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at amortized cost.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by each Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2014, securities fair valued in good faith based on the absolute value of long investments and based on the absolute value of unrealized gains on swap contracts represented 0.27% of net assets.

The Fund has performed analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.

These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions  that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2014. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$5,294,202,176	$-	$9,213,340	$5,303,415,516
Contingent Value Rights	-	-	184,535	184,535
Convertible Bonds	-	46,964,810	-	46,964,810
Corporate Bonds	-	197,738,793	-	197,738,793
Municipal Bonds	-	5,984,000	-	5,984,000
Purchased Put Options	76,816,366	165,203	-	76,981,569
Escrow Notes	-	-	1,865,109	1,865,109
Short-Term Investments	60,730,850	-	-	60,730,850
Forward Currency Exchange Contracts**	-	11,922,396	-	11,922,396

Liabilities
Common Stocks Sold Short	$1,009,036,052	$-	$-	$1,009,036,052
Written Option Contracts	116,715,111	5,095,006	-	121,810,117
Swap Contracts**	-	22,979,177	-	22,979,177
Forward Currency Exchange Contracts**	-	43,100	-	43,100

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. There were no transfers into or out of Level 1 or 2 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2013	$19,482,377
Change in unrealized depreciation	(2,458,845)
Net purchases	9,347,529
Net sales	166,432
Transfer in and/or out of Level 3	(15,274,509)
Balance as of September 30, 2014	$11,262,984

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2014, are as follows:

Description	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input	Range
Common Stocks	$9,213,340	Projected Final Distribution	Discount of Projected Distribution	15.69 - 16.10
Contingent Value Rights	$184,535	Broker Quote	No Active Market	2.25 - 2.50
Escrow Notes	$1,865,109	Broker Quote	No Active Market	1.45 - 1.55

(n)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2014.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$76,981,569	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	121,810,117
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	22,979,177
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	11,922,396	Schedule of Forward Currency Exchange Contracts	43,100
Total		$88,903,965		$144,832,394

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2014
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	AbbVie, Inc.
3,556	Expiration: January 2015, Exercise Price: $50.00	$3,122,168
	Agilent Technologies, Inc.
8,833	Expiration: November 2014, Exercise Price: $55.00	2,981,137
	Allergan, Inc.
354	Expiration: October 2014, Exercise Price: $155.00	867,300
2,243	Expiration: October 2014, Exercise Price: $160.00	4,252,728
3,754	Expiration: November 2014, Exercise Price: $160.00	8,089,870
	Alstom SA
10,398	Expiration: November 2014, Exercise Price: EUR 28.00 (a)	459,664
	American International Group, Inc.
30,739	Expiration: November 2014, Exercise Price: $52.50	7,930,662
	Anadarko Petroleum Corporation
11,379	Expiration: November 2014, Exercise Price: $100.00	6,656,715
	AT&T, Inc.
18	Expiration: October 2014, Exercise Price: $33.00	4,131
9,740	Expiration: January 2015, Exercise Price: $33.00	2,327,860
	B/E Aerospace, Inc.
1,354	Expiration: October 2014, Exercise Price: $80.00	622,840
2,429	Expiration: October 2014, Exercise Price: $85.00	267,190
9,577	Expiration: October 2014, Exercise Price: $90.00	239,425
	Bayer AG
1,755	Expiration: November 2014, Exercise Price: EUR 110.00 (a)	917,700
	BP plc - ADR
2,303	Expiration: October 2014, Exercise Price: $48.00	6,909
2,300	Expiration: October 2014, Exercise Price: $49.00	4,600
2,133	Expiration: October 2014, Exercise Price: $52.50	1,066
	Burger King Worldwide, Inc.
47	Expiration: January 2015, Exercise Price: $39.00	470
6,887	Expiration: January 2015, Exercise Price: $40.00	34,435
	CBS Corporation Class B
1,581	Expiration: December 2014, Exercise Price: $57.50	248,217
5,875	Expiration: December 2014, Exercise Price: $60.00	528,750
	CenterPoint Energy, Inc.
5,881	Expiration: November 2014, Exercise Price: $24.00	588,100
	Chemtura Corporation
15,094	Expiration: December 2014, Exercise Price: $25.00	905,640
	CONSOL Energy, Inc.
199	Expiration: October 2014, Exercise Price: $42.00	995
	DISH Network Corporation Class A
11,691	Expiration: January 2015, Exercise Price: $62.50	6,254,685
	The Dow Chemical Company
16,305	Expiration: December 2014, Exercise Price: $52.50	4,141,470
	Dresser-Rand Group, Inc.
2,787	Expiration: December 2014, Exercise Price: $80.00	877,905
	E.I. Du Pont de Nemours & Company
8,579	Expiration: October 2014, Exercise Price: $65.00	5,855,167
	eBay, Inc.

1,990	Expiration: December 2014, Exercise Price: $55.00	742,270
	Ensco plc Class A
3,705	Expiration: October 2014, Exercise Price: $45.00	55,575
	Equinix, Inc.
3,187	Expiration: December 2014, Exercise Price: $220.00	1,928,135
	Equity Commonwealth
19,918	Expiration: October 2014, Exercise Price: $27.50	99,590
3,221	Expiration: January 2015, Exercise Price: $27.50	128,840
	Family Dollar Stores, Inc.
1,572	Expiration: October 2014, Exercise Price: $80.00	12,576
	H&R Block, Inc.
15,826	Expiration: January 2015, Exercise Price: $32.00	1,756,686
	Hertz Global Holdings, Inc.
274	Expiration: October 2014, Exercise Price: $29.00	2,740
2,241	Expiration: December 2014, Exercise Price: $24.00	526,635
10,846	Expiration: December 2014, Exercise Price: $26.00	1,626,900
6,520	Expiration: December 2014, Exercise Price: $29.00	391,200
	Hess Corporation
15,905	Expiration: October 2014, Exercise Price: $97.50	962,252
	Huntsman Corporation
17,912	Expiration: November 2014, Exercise Price: $26.00	1,791,200
34,708	Expiration: November 2014, Exercise Price: $27.00	2,082,480
	International Game Technology
6,568	Expiration: October 2014, Exercise Price: $17.00	82,100
3,262	Expiration: January 2015, Exercise Price: $17.00	171,255
	International Paper Company
3,320	Expiration: October 2014, Exercise Price: $45.00	1,352,900
12,279	Expiration: October 2014, Exercise Price: $46.00	3,849,467
11,394	Expiration: January 2015, Exercise Price: $49.00	1,931,283
	Iron Mountain, Inc.
276	Expiration: October 2014, Exercise Price: $32.50	124,200
	Kinder Morgan, Inc.
7,463	Expiration: January 2015, Exercise Price: $50.00	52,241
15,469	Expiration: January 2015, Exercise Price: $55.00	170,159
	Lamar Advertising Company Class A
29,088	Expiration: October 2014, Exercise Price: $52.50	290,880
	Level 3 Communications, Inc.
187	Expiration: December 2014, Exercise Price: $40.00	124,355
1,709	Expiration: December 2014, Exercise Price: $41.00	991,220
	LIFE TIME FITNESS, Inc.
2,485	Expiration: October 2014, Exercise Price: $45.00	1,466,150
	Lorillard, Inc.
2,549	Expiration: December 2014, Exercise Price: $62.50	89,215
61	Expiration: December 2014, Exercise Price: $65.00	823
229	Expiration: December 2014, Exercise Price: $67.50	1,718
	MeadWestvaco Corporation
7,956	Expiration: December 2014, Exercise Price: $42.50	716,040
	Occidental Petroleum Corporation
10,860	Expiration: November 2014, Exercise Price: $97.50	2,617,260
	Pfizer, Inc.
5,206	Expiration: October 2014, Exercise Price: $30.00	130,150
1,797	Expiration: December 2014, Exercise Price: $30.00	116,805
	QEP Resources, Inc.
28,721	Expiration: December 2014, Exercise Price: $32.00	2,872,100
	Rock Tenn Company Class A

2,885	Expiration: January 2015, Exercise Price: $47.50	822,225
4,502	Expiration: January 2015, Exercise Price: $50.00	810,360
	Shire plc - ADR
475	Expiration: October 2014, Exercise Price: $235.00	1,258,750
	Sirius XM Holdings, Inc.
158,979	Expiration: December 2014, Exercise Price: $3.50	2,066,727
16,603	Expiration: January 2015, Exercise Price: $3.50	282,251
	SLM Corporation
6,944	Expiration: October 2014, Exercise Price: $25.00	972,160
13,888	Expiration: October 2014, Exercise Price: $26.00	944,384
	Sprint Corporation
18,407	Expiration: November 2014, Exercise Price: $5.00	2,761,050
	Time Warner Cable, Inc.
1,398	Expiration: October 2014, Exercise Price: $140.00	768,900
665	Expiration: October 2014, Exercise Price: $75.00	142,643
	The Timken Company
2,495	Expiration: December 2014, Exercise Price: $45.00	243,263
	T-Mobile U.S., Inc.
33,239	Expiration: November 2014, Exercise Price: $30.00	3,822,485
	TRW Automotive Holdings Corporation
2,131	Expiration: January 2015, Exercise Price: $105.00	15,983
	Verizon Communications, Inc.
1,147	Expiration: October 2014, Exercise Price: $49.00	127,317
	Vivendi SA
7,799	Expiration: October 2014, Exercise Price: EUR 18.50 (a)	679,690
25,254	Expiration: November 2014, Exercise Price: EUR 19.00 (a)	1,754,345
21,418	Expiration: November 2014, Exercise Price: EUR 19.50 (a)	892,724
4,619	Expiration: December 2014, Exercise Price: EUR 19.00 (a)	390,883
	Vodafone Group plc - ADR
2,351	Expiration: October 2014, Exercise Price: $33.00	141,060
1,873	Expiration: October 2014, Exercise Price: $35.00	37,460
3,291	Expiration: October 2014, Exercise Price: $37.00	82,275
	Walgreen Company
3,496	Expiration: November 2014, Exercise Price: $60.00	548,872
	The Williams Companies, Inc.
3,537	Expiration: October 2014, Exercise Price: $55.00	468,653
2,880	Expiration: October 2014, Exercise Price: $57.50	102,240
2,092	Expiration: November 2014, Exercise Price: $55.00	480,114
2,027	Expiration: January 2015, Exercise Price: $52.50	881,745
2,032	Expiration: January 2015, Exercise Price: $55.00	581,152
	Yahoo!, Inc.
8,437	Expiration: October 2014, Exercise Price: $34.00	5,737,160
3,710	Expiration: October 2014, Exercise Price: $36.00	1,817,900
920	Expiration: November 2014, Exercise Price: $37.00	423,200
		117,503,170
PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
5,128	Expiration: October 2014, Exercise Price: $191.00	492,288
1,861	Expiration: October 2014, Exercise Price: $192.00	210,293
3,256	Expiration: November 2014, Exercise Price: $193.00	944,240
11,177	Expiration: December 2014, Exercise Price: $185.00	2,660,126
		4,306,947
	TOTAL OPTIONS WRITTEN
	(Premiums received $162,937,769)	$121,810,117

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
(a)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS
1,544,044	AbbVie, Inc.	$89,183,981
228,248	AECOM Technology Corporation	7,703,370
65,211	American Airlines Group, Inc.	2,313,686
4,625,562	Applied Materials, Inc.	99,958,395
2,858,094	AT&T, Inc.	100,719,233
31,888	Burger King Worldwide, Inc.	945,798
3,181,830	Comcast Corporation Class A	171,118,817
1,206,801	Comcast Corporation Special Class A	64,563,854
18,447	Kinder Morgan, Inc.	707,258
853,190	Liberty Global plc Class A (a)	36,294,703
1,253,524	Liberty Global plc Series C (a)	51,413,287
776,580	M&T Bank Corporation	95,744,548
2,796,990	Medtronic, Inc.	173,273,531
3,636,893	RF Micro Devices, Inc.	41,969,745
544,651	Valeant Pharmaceuticals International, Inc. (a)	71,458,211
21,504	Whiting Petroleum Corporation	1,667,635
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $959,821,442)	$1,009,036,052

plc -	Public Limited Company
(a)	Foreign security.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2014
(Unaudited)
			U.S.			U.S.	Unrealized
			$ Value at			$ Value at	Appreciation
Settlement Date	Currency to be Delivered		September 30, 2014	Currency to be Received		September 30, 2014	(Depreciation)**
12/22/2014	2,627,932	Australian Dollars	$2,287,040	2,429,917	U.S. Dollars	$2,429,917	$142,877
3/26/2015	10,485,213	Australian Dollars	9,063,841	9,614,940	U.S. Dollars	9,614,940	551,099
3/26/2015	1,507,335	U.S. Dollars	1,507,335	1,747,534	Australian Dollars	1,510,639	3,304
3/27/2015	12,360,015	Australian Dollars	10,683,735	10,830,340	U.S. Dollars	10,830,340	146,605
3/19/2015	15,367,289	British Pounds	24,868,936	26,119,548	U.S. Dollars	26,119,548	1,250,612
3/19/2015	975,918	U.S. Dollars	975,918	576,417	British Pounds	932,818	(43,100)
1/21/2015	84,476,701	Canadian Dollars	75,223,146	76,530,890	U.S. Dollars	76,530,890	1,307,744
10/9/2014	30,621,059	Euros	38,678,156	41,555,839	U.S. Dollars	41,555,839	2,877,683
10/22/2014	24,509,165	Euros	30,960,957	33,258,340	U.S. Dollars	33,258,340	2,297,383
12/3/2014	19,305,000	Euros	24,394,261	24,768,881	U.S. Dollars	24,768,881	374,620
12/9/2014	29,124,812	Euros	36,804,578	37,426,257	U.S. Dollars	37,426,257	621,679
12/10/2014	113,113,800	Euros	142,941,317	145,272,804	U.S. Dollars	145,272,804	2,331,487
10/23/2014	74,371,269	Hong Kong Dollars	9,577,380	9,594,683	U.S. Dollars	9,594,683	17,303
			$407,966,600			$419,845,896	$11,879,296

* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2014.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2014
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
4/30/2015	Alstom SA	1,025,800	$35,086,032	$(5,779,863)	JPMorgan Chase & Co. Inc.
8/7/2015	Banco Santander Brasil SA	1,295,438	8,472,164	(57,619)	Merrill Lynch & Co. Inc.
9/19/2015	Bayer AG	175,500	24,540,697	(783,172)	JPMorgan Chase & Co. Inc.
12/31/2014	GrainCorp, Ltd. Class A	1,457,263	10,908,998	(617,953)	JPMorgan Chase & Co. Inc.
10/18/2014	Hillgrove Gold, Ltd.	1,642,462	862,835	(141,549)	JPMorgan Chase & Co. Inc.
12/19/2014	Koninklijke KPN NV	11,437,680	36,650,673	(4,203,193)	JPMorgan Chase & Co. Inc.
6/4/2015	SAI Global, Ltd.	1,941,706	6,885,251	(2,335,761)	JPMorgan Chase & Co. Inc.
1/21/2015	Vivendi SA	5,909,012	142,700,572	(11,694,228)	JPMorgan Chase & Co. Inc.
1/28/2015	Ziggo NV (a)	2,228,106	103,300,074	3,736,524	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
3/26/2015	AMEC plc	(630,984)	(11,292,960)	305,093	JPMorgan Chase & Co. Inc.
8/7/2015	Banco Santander SA - ADR	(906,809)	(1,357,826)	51,455	Merrill Lynch & Co. Inc.
7/17/2015	GTECH Holdings Corporation	(118,604)	(2,817,806)	227,752	Merrill Lynch & Co. Inc.
7/7/2015	Publicis Groupe	(24,561)	(1,686,663)	(1,686,663)	Merrill Lynch & Co. Inc.
				$(22,979,177)

ADR -	American Depository Receipt
plc -	Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)  /s/ Michael T. Shannon
                                                  Michael T. Shannon, Co-President

Date     November 12, 2014

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date     November 12, 2014

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     November 12, 2014

* Print the name and title of each signing officer under his or her signature.